JPMorgan Institutional Tax Free Money Market Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Institutional Shares [Member] | JPMorgan Institutional Tax Free Money Market Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	2.49%	3.17%	3.12%	0.98%	none	0.46%	1.30%